Stockholders' Equity - Changes in Common Shares Outstanding and Total Stockholders' Equity (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Balance, shares (in shares)			709,024	252,174	252,174
Balance			$ 10,410	$ 5,991	$ 5,991
Stock-based compensation			$ 1,441		3,015	$ 4,298
Shares issued under employee stock incentive plan, net of shares repurchased to satisfy tax withholding obligations (in shares)			10,329
Shares issued under employee stock incentive plan, net of shares repurchased to satisfy tax withholding obligations			$ (61)		(363)
Net loss	$ (1,839)	$ (3,152)	$ (7,104)	$ (8,348)	$ (11,328)	$ (7,890)
Balance, shares (in shares)	719,353		719,353		709,024	252,174
Balance	$ 4,686		$ 4,686		$ 10,410	$ 5,991